Gain on Acquisitions, Disposals and Others (Narratives) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of operating segments
Gain recognised in bargain purchase transaction		$ (4)	$ 0
Exchange differences		102	(47)
Gain (loss) on disposal of assets		71	8
Corporate Activities
Disclosure of operating segments
Gain (loss) on disposal of assets			1
CONTAINERBOARD | Operating segments
Disclosure of operating segments
Gains on disposals of property, plant and equipment		1
Gain on disposals of property, plant and equipment, net		66
Increase (decrease) in property, plant and equipment	$ 2	2
Disposals and retirements, intangible assets other than goodwill		2
Gain (loss) on disposal of assets			$ 7
CONTAINERBOARD | Operating segments | Property in Maspeth, NY
Disclosure of operating segments
Gains on disposals of property, plant and equipment	69	86
Exchange differences	3	4
Gains on disposals of property, plant and equipment, amount put into escrow	$ 4	5
SPECIALTY PRODUCTS | Operating segments
Disclosure of operating segments
Gain recognised in bargain purchase transaction		$ 4